TAXES (Details 2) - USD ($)	Jun. 30, 2021	Dec. 31, 2020
TAXES
Income tax payable	$ 605,705	$ 512,231
Value added tax payable	158,758	118,832
Other taxes payable	2,372	2,588
Total taxes payable	$ 766,835	$ 633,651